Tax situation - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Deferred	$ (26,312)	$ (15,592)	$ (44,046)
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	42,994	41	(23,671)
Sociedad Minera Cerro Verde S.A.A.
Income tax
Current	582,438	445,078	704,454
Deferred	(30,640)	63,649	31,249
income tax expense (benefit)	551,798	508,547	735,703
Mining taxes
Current mining royalty and special mining tax	96,082	88,224	144,895
Supplementary retirement fund
Current	7,467	6,371	8,828
Deferred	(302)	751	385
Total Supplementary retirement fund	7,165	7,122	9,213
Income tax expense reported in the statements of comprehensive income	$ 551,798	$ 508,547	$ 735,703